Statements of changes in equity - USD ($)	Unitholders' Capital	Retained Earnings (Deficit)	Underwriting Commissions and Issue Expenses	Unit Premiums and Reserves	Total
Balance as (in number of units) at Dec. 31, 2015	140,981,566
Balance as at Dec. 31, 2015	$ 1,883,006,071	$ (545,858,696)	$ (100,825,011)	$ 82,452	$ 1,236,404,816
Proceeds from issuance of Units (note 7)	$ 806,110,080				806,110,080
Cost of redemption of Units (note 7) (in number of units)	(12,502,910)
Cost of redemption of Units (note 7)	$ (125,029,100)	(3,385,865)		(15,342)	(121,627,893)
Cost of redemption of Units (Note 7)	$ 125,029,100	3,385,865		15,342	121,627,893
Net income (loss) for the period		141,226,183			141,226,183
Balance as (in number of units) at Dec. 31, 2016	217,544,020
Balance as at Dec. 31, 2016	$ 2,564,087,051	(401,246,648)	(101,190,996)	97,794	2,061,747,201
Proceeds from issuance of Units (note 7) (in number of units)	89,065,364
Underwriting commissions and issue expenses			(365,985)		(365,985)
Proceeds from issuance of Units (note 7)	$ 8,057,731				8,057,731
Cost of redemption of Units (note 7) (in number of units)	(6,465,935)
Cost of redemption of Units (note 7)	$ (64,659,350)	(986,895)		(24,523)	(65,621,722)
Cost of redemption of Units (Note 7)	$ 64,659,350	986,895		24,523	65,621,722
Net income (loss) for the period		255,381,636			255,381,636
Balance as (in number of units) at Dec. 31, 2017	211,843,385
Balance as at Dec. 31, 2017	$ 2,507,485,432	$ (146,851,907)	(101,171,801)	$ 122,317	2,259,584,041
Proceeds from issuance of Units (note 7) (in number of units)	765,300
Underwriting commissions and issue expenses			$ 19,195		$ 19,195